RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Company controlled by CEO [Member]
Disclosure of transactions between related parties [line items]
Management fees	$ 243,387	$ 63,000	$ 55,125
Company controlled by the Former CFO [Member]
Disclosure of transactions between related parties [line items]
Management fees	0	55,000	59,000
Company controlled by the CFO [Member]
Disclosure of transactions between related parties [line items]
Management fees	68,148	0	0
Related parties [Member]
Disclosure of transactions between related parties [line items]
Management fees	$ 311,535	$ 118,000	$ 114,125